Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities
Other non-current liabilities

	At December 31,
	2017	2018	2019
	(in thousands)
Trade Payables	—	—	1,139
Deferred tax liabilities	52	691	429
Contract liabilities:
License and development services agreement	—	—	11,249
Deferred revenue	1,293	808	323
Total contract liabilities	$1,293	$808	$11,572